Fulfillment And Delivery Expenses - Summary of Fulfillment and Delivery Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Fulfillment And Delivery Expenses [Abstract]
Employee-related cost	₽ 17,810	₽ 8,417	₽ 6,029
Outsourcing services	13,709	5,103	1,889
Delivery fees	12,946	3,909	1,783
Transportation services and vehicle maintenance	9,183	3,367	2,097
Fees for cash collection	7,681	2,795	1,447
Depreciation and amortization	7,273	3,690	1,643
Premises maintenance and packaging costs	4,508	1,589	1,032
Share-based compensation expense	635	53	19
Other fulfillment and delivery expenses	2,495	1,753	869
Fulfillment and delivery expenses	₽ 76,240	₽ 30,676	₽ 16,808